Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital

The authorized share capital of the Corporation consists of an unlimited number of Common Shares, with no par value, and an unlimited number of convertible preferred shares (“Preferred Shares”), with no par value, issuable in series. As at December 31, 2018, 273,177,244 shares were issued and fully paid (December 31, 2017 - 147,947,874).

	Common Shares Number	Preferred Shares Number	Common Shares $000’s	Preferred Shares $000’s
Opening balance, as at January 1, 2017	145,101,127	1,139,249	1,178,404	684,385
Exercise of stock options and other equity awards	2,923,184	—	21,923	—
Repurchase of Common Shares	(76,437)	—	(493)	—
Ending balance, as at December 31, 2017	147,947,874	1,139,249	1,199,834	684,385
Exercise of stock options and other equity awards	1,791,860	—	38,048	—
Exercise of warrants	2,422,944	—	14,688	—
Conversion of Preference Shares	60,013,510	(1,139,249)	684,385	(684,385)
Issuance of Common Shares in connection with acquired subsidiaries	41,049,398	—	1,477,478	—
Issuance of Common Shares in connection with Equity Offering	18,875,000	—	690,353	—
Issue of Common Shares in connection with market access agreement	1,076,658	—	20,661	—
Equity Fees	—	—	(5,413)	—
Reversal of 2014 deferred tax	—	—	(3,747)	—
Ending balance, as at December 31, 2018	273,177,244	—	4,116,287	—